FLOW-THROUGH SHARE PREMIUM (Tables)	12 Months Ended
Dec. 31, 2025
FLOW-THROUGH SHARE PREMIUM
Schedule of flow-through share premium

	Issued	Issued
	November 2023	June 2025	Total
Balance, December 31, 2023	$12,426,322	$—	$12,426,322
Settlement of flow-through share premium on expenditures incurred	(12,426,322)	—	(12,426,322)
Balance, December 31, 2024	—	—	—
Liability incurred on flow-through shares issued	—	16,242,600	16,242,600
Settlement of flow-through share premium on expenditures incurred	—	(7,565,501)	(7,565,501)
Balance, December 31, 2025	$—	$8,677,099	$8,677,099